Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Derivative Financial Instruments

	Assets		Liabilities
	2019	2018	2019	2018
	RMB million	RMB million	RMB million	RMB million
At December 31
Forward currency contracts	43	—	13	29
Interest rate swaps	27	223	10	—

Total	70	223	23	29
Less: current portion
– Forward currency contracts	43	—	13	29
– Interest rate swaps	—	1	—	—

Non-current portion	27	222	10	—

Summary of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments
The Group holds the following forward currency contracts and interest rate swap contracts:

	Maturity
	Less than 3 months	3 to 6 months	6 to 9 months	9 to 12 months	Over 1 year	Total
As at December 31, 2019
Forward currency contracts (Capital expenditures)
Notional amount (in RMB million)	—	628	1,047	1,046	—	2,721
Average forward rate (RMB/USD)	—	7.0151	6.9325	6.9988	—	6.9771
Forward currency contracts (Highly probable forecasted purchases)
Notional amount (in RMB million)	—	—	1,835	858	—	2,693
Average forward rate (RMB/USD)	—	—	6.9629	6.8810	—	6.9368
Interest rate swaps (Payment on lease liabilities)
Notional amount (in RMB million)	31	30	—	—	6,133	6,194
Hedged rate (%)	2.0450	1.8800	—	—	1.6803	1.6831

Summary of Impacts of Hedging Instruments on Statement of Financial Position
The impacts of the hedging instruments on the statement of financial position are as follows:

	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring hedge ineffectiveness for the year
	RMB million	RMB million		RMB million
As at December 31, 2019
Forward currency contracts (Capital expenditures)	2,721	8	Derivative financial instruments	141
Forward currency contracts (Highly probable forecasted purchases)	2,693	22	Derivative financial instruments	22
Forward currency contracts (Payment on bonds)	—	—	Derivative financial instruments	14
Interest rate swaps (Payment on lease liabilities)	6,194	17	Derivative financial instruments	(137)

Summary of impacts of Hedged Items on Statement of Financial Position
The impacts of the hedged items on the statement of financial position are as follows:

	Change in fair value used for measuring hedge ineffectiveness for the year	Cash flow hedge reserve
	RMB million	RMB million
As at December 31, 2019
Capital expenditures	141	8
Highly probable forecasted purchases	22	22
Payment on bonds	14	—
Payment on lease liabilities	(163)	17

	14	47

Summary of Effects of Cash Flow Hedge on Statement of Profit or Loss and Statement of Comprehensive Income
The effects of the cash flow hedge on the statement of profit or loss and the statement of comprehensive income are as follows:

	Total hedging gain/(loss) recognized in other comprehensive income			Hedge ineffectiveness recognized in profit or loss	Line item in the statement of profit or loss	Amount reclassified from other comprehensive income to profit or loss			Line item (gross amount) in the statement of profit or loss
	Gross amount	Tax effect	Total			Gross amount	Tax effect	Total
	RMB million	RMB million	RMB million	RMB million		RMB million	RMB million	RMB million
Year ended December 31, 2019
Capital expenditures	141	(35)	106	—	N/A	(82)	20	(62)	Finance Costs
Highly probable forecasted purchases	22	(6)	16	—	N/A	(22)	6	(16)	Finance Costs
Payment on bonds	14	(4)	10	—	N/A	(14)	4	(10)	Finance Costs
Payment on lease liabilities	(137)	34	(103)	—	N/A	(68)	17	(51)	Finance Costs